Significant Accounting Policies - Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Leasehold improvements
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of the life of the lease or the economic life of the asset
Furniture and computers | Minimum
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and computers | Maximum
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years